Note 5 - Common Stock (Detail) - Stockholders' Equity Note, Warrants	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Apr. 30, 2013
Balance	7,459,666	790,000	7,187,001
Granted	267,335	6,919,666
Exercised	(500,000)	(250,000)
Expired	(40,000)
Balance	7,187,001	7,459,666	7,187,001